Segment Reporting	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Reporting	SEGMENT REPORTING
We have three reportable business segments:

•	Retail Banking

•	Corporate & Institutional Banking

•	Asset Management Group

Results of individual businesses are presented based on our internal management reporting practices. There is no comprehensive, authoritative body of guidance for management accounting equivalent to GAAP; therefore, the financial results of our individual businesses are not necessarily comparable with similar information for any other company. We periodically refine our internal methodologies as management reporting practices are enhanced. To the extent significant and practicable, retrospective application of new methodologies is made to prior period reportable business segment results and disclosures to create comparability with the current period.

Total business segment financial results differ from total consolidated net income. These differences are reflected in the “Other” category in the business segment tables. “Other” includes residual activities that do not meet the criteria for disclosure as a separate reportable business, such as asset and liability management activities including net securities gains or losses, other-than-temporary impairment of investment securities, certain trading activities, certain runoff consumer loan portfolios, private equity investments, intercompany eliminations, certain corporate overhead, tax adjustments that are not allocated to business segments, exited businesses, and differences between business segment performance reporting and financial statement reporting (GAAP), including the presentation of net income attributable to noncontrolling interests as the segments’ results exclude their portion of net income attributable to noncontrolling interests. The “Other” category also includes our BlackRock held for sale asset. Assets, revenue and earnings attributable to foreign activities were not material in the periods presented for comparative purposes.

Financial results are presented, to the extent practicable, as if each business operated on a stand-alone basis. Additionally, we have aggregated the results for corporate support functions within “Other” for financial reporting purposes.

Net interest income in business segment results reflects our internal funds transfer pricing methodology. Assets receive a funding charge and liabilities and capital receive a funding credit based on a transfer pricing methodology that incorporates product repricing characteristics, tenor and other factors.

We have allocated the allowances for loan and lease losses and for unfunded loan commitments and letters of credit based on the loan exposures within each business segment’s portfolio. Key reserve assumptions and estimation processes react to and are influenced by observed changes in loan portfolio performance experience, the financial strength of the borrower and economic conditions. Key reserve assumptions are periodically updated.

Business Segment Products and Services
Retail Banking provides deposit, lending, brokerage, insurance services, investment management and cash management products and services to consumer and small business customers. Our customers are serviced through our branch network, ATMs, call centers, online banking and mobile channels. The branch network is located primarily in markets across the Mid-Atlantic, Midwest and Southeast. In 2018, Retail Banking launched its national expansion strategy designed to grow customers with digitally-led banking and an ultra-thin branch network in markets outside of our existing retail branch network. Deposit products include checking, savings and money market accounts and certificates of deposit. Lending products include residential mortgages, home equity loans and lines of credit, auto loans, credit cards, education loans and personal and small business loans and lines of credit. The residential mortgage loans are directly originated within our branch network and nationwide, and are typically underwritten to agency and/or third-party standards, and either sold, servicing retained, or held on our balance sheet. Brokerage, investment management and cash management products and services include managed, education, retirement and trust accounts.

Corporate & Institutional Banking provides lending, treasury management, and capital markets-related products and services to mid-sized and large corporations, and government and not-for-profit entities. Lending products include secured and unsecured loans, letters of credit and equipment leases. The Treasury Management business provides payables, receivables, deposit and account services, liquidity and investments, and online and mobile banking products and services to our clients. Capital markets-related products and services include foreign exchange, derivatives, securities underwriting, loan syndications, mergers and acquisitions advisory and equity capital markets advisory related services. We also provide commercial loan servicing and technology solutions for the commercial real estate finance industry. Products and services are provided nationally.

Asset Management Group provides personal wealth management for high net worth and ultra high net worth clients and institutional asset management. The Asset Management group is composed of three distinct operating units:

•
Wealth Management provides products and services to individuals and their families including investment and retirement planning, customized investment management, private banking, and trust management and administration for individuals and their families.

•
Our Hawthorn unit provides multi-generational family planning including estate, financial, tax planning, fiduciary, investment management and consulting, private banking, personal administrative services, asset custody and customized performance reporting to ultra high net worth clients.

•
Institutional asset management provides outsourced chief investment officer, custody, private real estate, cash and fixed income client solutions, and fiduciary retirement advisory services to institutional clients including corporations, healthcare systems, insurance companies, unions, municipalities and non-profits.
Table 100: Results of Businesses

Year ended December 31 In millions	Retail Banking	Corporate & Institutional Banking	Asset Management Group	Other	Consolidated (a)
2019
Income Statement
Net interest income	$5,520	$3,637	$288	$520	$9,965
Noninterest income	2,648	2,537	991	698	6,874
Total revenue	8,168	6,174	1,279	1,218	16,839
Provision for credit losses (benefit)	517	284	(1)	(27)	773
Depreciation and amortization	230	198	62	545	1,035
Other noninterest expense	5,831	2,615	877	216	9,539
Income from continuing operations before income taxes (benefit) and noncontrolling interests	1,590	3,077	341	484	5,492
Income taxes (benefit)	377	629	79	(184)	901
Net income from continuing operations	$1,213	$2,448	$262	$668	$4,591
Average Assets	$92,959	$164,243	$7,360	$135,773	$400,335
2018
Income Statement
Net interest income	$5,119	$3,551	$287	$764	$9,721
Noninterest income	2,631	2,406	892	540	6,469
Total revenue	7,750	5,957	1,179	1,304	16,190
Provision for credit losses (benefit)	373	85	2	(52)	408
Depreciation and amortization	206	186	52	496	940
Other noninterest expense	5,772	2,520	861	203	9,356
Income from continuing operations before income taxes (benefit) and noncontrolling interests	1,399	3,166	264	657	5,486
Income taxes (benefit)	335	658	62	(127)	928
Net income from continuing operations	$1,064	$2,508	$202	$784	$4,558
Average Assets	$89,739	$154,119	$7,423	$126,954	$378,235
2017
Income Statement
Net interest income	$4,625	$3,396	$287	$800	$9,108
Noninterest income	2,236	2,271	881	756	6,144
Total revenue	6,861	5,667	1,168	1,556	15,252
Provision for credit losses (benefit)	347	160	1	(67)	441
Depreciation and amortization	177	184	50	510	921
Other noninterest expense	5,569	2,370	855	683	9,477
Income from continuing operations before income taxes (benefit) and noncontrolling interests	768	2,953	262	430	4,413
Income taxes (benefit)	321	520	75	(1,101)	(185)
Net income from continuing operations	$447	$2,433	$187	$1,531	$4,598
Average Assets	$88,663	$148,414	$7,511	$127,181	$371,769
(a)
There were no material intersegment revenues for 2019, 2018 and 2017.